UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  153 E. 53rd Street, 51st Floor
          New York, NY 10022


13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (212) 521-1306


Signature, Place and Date of Signing:


 /s/ Jeffrey Feinberg            New York, New York               4/23/02
----------------------------   ---------------------      ---------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  93

Form 13F Information Table Value Total: $918,789
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE
                                           ----



                                                                    FORM 13F INFORMATION TABLE
                                                                    JLF ASSET MANAGEMENT LLC
                                                                          MARCH 31, 2002


              COLUMN1               COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP                PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE


AFC Enterprises                     COMMON      00104Q107   5,077,710   151,800  SH             Sole     None     Sole
Abercrombie & Fitch Co.             COMMON      002896207   9,397,080   305,100  SH             Sole     None     Sole
Ace Ltd.                            COMMON      G0070K103  18,573,180   445,400  SH             Sole     None     Sole
Aflac Inc.                          COMMON      001055102   2,950,000   100,000  SH             Sole     None     Sole
Allstate Corp.                      COMMON      020002101  29,728,767   787,100  SH             Sole     None     Sole
Ambac Financial Group Inc           COMMON      023139108   5,907,000   100,000  SH             Sole     None     Sole
American Axle and Manufacturing     COMMON      024061103   1,026,600    35,400  SH             Sole     None     Sole
American Express Corp.              COMMON      025816109   8,806,400   215,000  SH             Sole     None     Sole
Americredit Corp.                   COMMON      03060R101      37,990    1,000   SH             Sole     None     Sole
Ann Taylor Stores Corp.             COMMON      036115103   7,126,978   164,900  SH             Sole     None     Sole
AutoNation Inc                      COMMON      05329W102   6,672,654   477,300  SH             Sole     None     Sole
Avon Products Inc.                  COMMON      054303102   7,990,472   147,100  SH             Sole     None     Sole
Bank One Corp.                      COMMON      06423A103   7,896,420   189,000  SH             Sole     None     Sole
Bed Bath & Beyond Inc.              COMMON      075896100  32,406,750   960,200  SH             Sole     None     Sole
Best Buy Co. Inc.                   COMMON      086516101  11,880,000   150,000  SH             Sole     None     Sole
Black & Decker Corp.                COMMON      091797100  30,781,556   661,400  SH             Sole     None     Sole
BorgWarner Inc                      COMMON      099724106  27,785,472   441,600  SH             Sole     None     Sole
Brunswick Corp                      COMMON      117043109  15,435,800   565,000  SH             Sole     None     Sole
CDW Computer Centers Inc            COMMON      125129106   4,782,300    95,000  SH             Sole     None     Sole
CVS Corp.                           COMMON      126650100     617,940    18,000  SH             Sole     None     Sole
Charlotte Russe Holding Inc.        COMMON      161048103  11,551,082   445,300  SH             Sole     None     Sole
Christopher and Banks Corp.         COMMON      171046105   2,463,750    75,000  SH             Sole     None     Sole
Chubb Corp.                         COMMON      171232101  29,605,500   405,000  SH             Sole     None     Sole
Claire's Stores Inc.                COMMON      179584107   3,371,988   173,100  SH             Sole     None     Sole
Coca Cola Enterprises Inc.          COMMON      191219104   5,699,730   303,500  SH             Sole     None     Sole
Columbia Sportswear Company         COMMON      198516106   2,013,000    60,000  SH             Sole     None     Sole
Comerica Inc.                       COMMON      200340107   3,128,500    50,000  SH             Sole     None     Sole
Compass Banchshares Inc.            COMMON      20449H109  13,383,688   433,550  SH             Sole     None     Sole
Computer Sciences Corp              COMMON      205363104  15,103,200   297,600  SH             Sole     None     Sole
Dana Corp                           COMMON      235811106  28,971,618 1,349,400  SH             Sole     None     Sole
Dollar General Corp.                COMMON      256669102   6,245,008   383,600  SH             Sole     None     Sole
Dollar Tree Stores Inc.             COMMON      256747106  16,336,099   497,900  SH             Sole     None     Sole
Eastman Kodak Co.                   COMMON      277461109     623,400    20,000  SH             Sole     None     Sole
FleetBoston Financial Corp          COMMON      339030108   2,240,000    64,000  SH             Sole     None     Sole
Furniture Brands International Inc. COMMON      360921100  32,538,915   892,700  SH             Sole     None     Sole
Gap Inc.                            COMMON      364760108   1,203,200    80,000  SH             Sole     None     Sole
General Motors Corp.                COMMON      370442105   6,045,000   100,000  SH             Sole     None     Sole
Harley Davidson Inc.                COMMON      412822108   5,275,941    95,700  SH             Sole     None     Sole
Harrahs Entertainment Inc.          COMMON      413619107   1,770,400    40,000  SH             Sole     None     Sole
Hughes Supply Corp.                 COMMON      444482103  14,894,408   382,300  SH             Sole     None     Sole
Isle of Capris Casinos Inc.         COMMON      464592104   3,673,395   199,100  SH             Sole     None     Sole
Kaufman and Broad Home Corp         COMMON      48666K109   8,415,260   193,900  SH             Sole     None     Sole
Kennametal Inc                      COMMON      489170100     404,300    10,000  SH             Sole     None     Sole
Kenneth Cole Productions Inc.       COMMON      193294105  11,492,082   572,600  SH             Sole     None     Sole
Lear Corp.                          COMMON      521865105   3,332,000    70,000  SH             Sole     None     Sole
Lehman Brothers Holdings            COMMON      524908100   7,530,560   116,500  SH             Sole     None     Sole
Lincoln National Corp.              COMMON      534187109  20,931,198   412,600  SH             Sole     None     Sole
Linens and Things Inc.              COMMON      535679104     610,600    20,000  SH             Sole     None     Sole
Liz Claiborne Inc.                  COMMON      539320101  14,065,879   495,976  SH             Sole     None     Sole
Maximus Capital Holdings, LTD       COMMON      G6052F103   2,160,270   133,350  SH             Sole     None     Sole
Maytag Corp.                        COMMON      578592107  32,063,550   724,600  SH             Sole     None     Sole
Mellon Bank Corp.                   COMMON      58551A108   5,005,123   129,700  SH             Sole     None     Sole
Mens Warehouse Inc                  COMMON      587118100   1,868,000    80,000  SH             Sole     None     Sole
Metlife Inc                         COMMON      59156R108  19,640,250   623,500  SH             Sole     None     Sole
Mohawk Industries Inc.              COMMON      608190104  15,154,698   252,200  SH             Sole     None     Sole
Morgan Stanley Dean Witter and Co.  COMMON      617446448   3,553,220    62,000  SH             Sole     None     Sole
Nucor Corp                          COMMON      670346105   6,841,560   106,500  SH             Sole     None     Sole
PMI Group Inc.                      COMMON      69344M101  18,917,272   249,700  SH             Sole     None     Sole
Pacific Sunwear of California       COMMON      694873100  10,183,908   413,980  SH             Sole     None     Sole
Park Place Entertainment Corp.      COMMON      700690100   2,110,000   200,000  SH             Sole     None     Sole
Payless Shoesource Inc.             COMMON      704379106  28,388,250   465,000  SH             Sole     None     Sole
PetSmart Inc.                       COMMON      716768106     881,400    65,000  SH             Sole     None     Sole
Polaris Industries Inc.             COMMON      731068102   6,962,410   109,300  SH             Sole     None     Sole
Polo Ralph Lauren                   COMMON      731572103   3,259,027   111,687  SH             Sole     None     Sole
Principal Financial Group Inc       COMMON      74251V102   8,890,420   351,400  SH             Sole     None     Sole
Providian Financial Corp.           COMMON      74406A102   3,850,500   510,000  SH             Sole     None     Sole
Pulte Corp.                         COMMON      745867101   6,196,575   129,500  SH             Sole     None     Sole
Radian Group Inc.                   COMMON      750236101   3,730,080    76,000  SH             Sole     None     Sole
RadioShack Corp.                    COMMON      750438103     600,800    20,000  SH             Sole     None     Sole
Rare Hospitality International Inc. COMMON      753820109   3,848,588   151,400  SH             Sole     None     Sole
Renaissance Re Holdings Ltd         COMMON      G7496G103   9,568,700    92,900  SH             Sole     None     Sole
Rent A Center Inc.                  COMMON      76009N100   8,859,006   173,400  SH             Sole     None     Sole
Ross Stores Inc.                    COMMON      778296103   8,882,484   234,800  SH             Sole     None     Sole
Royal Caribbean Cruises Ltd.        COMMON      V7780T103     960,630    42,600  SH             Sole     None     Sole
Saks Inc.                           COMMON      79377W108     986,250    75,000  SH             Sole     None     Sole
Sonic Corp                          COMMON      835451105   4,607,103   179,195  SH             Sole     None     Sole
Stage Stores Inc                    COMMON      85254C305  25,533,340   959,900  SH             Sole     None     Sole
Stanley Furniture Company           COMMON      854305208   4,883,340   151,000  SH             Sole     None     Sole
Stanley Works                       COMMON      854616109     462,500    10,000  SH             Sole     None     Sole
Staples Inc.                        COMMON      855030102   9,264,083   463,900  SH             Sole     None     Sole
State Street Corp.                  COMMON      857477103   8,583,900   155,000  SH             Sole     None     Sole
Steven Madden LTD.                  COMMON      556269108   3,746,750   214,100  SH             Sole     None     Sole
Superior Industries International   COMMON      868168105   4,975,560   102,000  SH             Sole     None     Sole
Supervalu Inc.                      COMMON      868536103   4,708,500   182,500  SH             Sole     None     Sole
Target Corporation                  COMMON      87612E106   3,535,840    82,000  SH             Sole     None     Sole
TicketMaster Online City Search Inc.COMMON      88633P203   2,398,938    81,100  SH             Sole     None     Sole
Tiffany & Co.                       COMMON      886547108   2,666,250    75,000  SH             Sole     None     Sole
Timberland Co.                      COMMON      887100105   2,505,425    59,300  SH             Sole     None     Sole
Toll Brothers Inc.                  COMMON      889478103   6,694,855   134,300  SH             Sole     None     Sole
Too Inc.                            COMMON      890333107  12,957,906   439,400  SH             Sole     None     Sole
Traveler's Property Casualty Corp   COMMON      89420G109   5,240,000   262,000  SH             Sole     None     Sole
Tricon Global Restaurants Inc.      COMMON      895953107   8,893,414   151,300  SH             Sole     None     Sole
US Bancorp                          COMMON      902973304   3,017,609   133,700  SH             Sole     None     Sole
UST Inc.                            COMMON      902911106   9,966,080   256,000  SH             Sole     None     Sole
USX US Steel Group                  COMMON      912909108   4,392,300   242,000  SH             Sole     None     Sole
Union BanCal Corp.                  COMMON      908906100   1,848,840    42,000  SH             Sole     None     Sole
United Defense Industries Inc       COMMON      91018B104   3,639,440   135,800  SH             Sole     None     Sole
Wachovia Corp.                      COMMON      929903102   9,040,104   243,800  SH             Sole     None     Sole
Weight Watchers International       COMMON      948626106  35,199,200   920,000  SH             Sole     None     Sole
Willis Group Holdings Ltd           COMMON      G96655108   1,235,000    50,000  SH             Sole     None     Sole
XL Capital Ltd.                     COMMON      G98255105   7,178,615    76,900  SH             Sole     None     Sole
Yahoo! Inc.                         COMMON      984332106     461,750    25,000  SH             Sole     None     Sole
Zions Bancorporation                COMMON      989701107   9,986,995   168,500  SH             Sole     None     Sole

                                                          918,787,379

02717.0001 #319192